Changes in Capital Accounts, Compensation Cost on Stock Option Awards (Details) - Stock Options [Member] - Chief Financial Officer [Member] - $ / shares		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2024
Stock Option Awards [Abstract]
Stock options granted (in shares)	8,000
Term		5 years
Options outstanding (in shares)		8,000
$150.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	2,000
Exercise price (in dollars per share)	$ 150
$187.50 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,667
Exercise price (in dollars per share)	$ 187.5
$225.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,333
Exercise price (in dollars per share)	$ 225
$300.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 300
$375.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 375
$450.00 Exercise Price [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	1,000
Exercise price (in dollars per share)	$ 450